Financial Instruments Risk - Credit Risk (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	$ 103,493	$ 15,096
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	103,493	15,096
Credit risk | 0 – 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	59,725	13,569
Credit risk | 61 – 120 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts receivable	$ 43,768	$ 1,527